UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10319

USA MUTUALS
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Laurie Roberts
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2009

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

GENERATION WAVE GROWTH FUND
Portfolio of Investments
June 30, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 13.1%
Consumer Staples - 0.9%
Hormel Foods Corp.	8,600	$297,646

Financials - 3.4%
Citigroup Inc.	13,500	226,260
Max Capital Group Ltd. †	14,000	298,620
NYSE Euronext	6,500	329,290
optionsXpress Holdings Inc.	14,500	323,930
		1,178,100
Health Care - 6.6%
Eli Lilly and Co.	14,500	669,320
Hologic, Inc. *	16,000	348,800
Medco Health Solutions, Inc. *	8,500	401,200
OSI Pharmaceuticals, Inc. *	10,000	413,200
Tenet Healthcare Corp. *	85,000	472,600
		2,305,120
Telecommunications - 2.2%
AT&T Inc.	12,000	404,280
Vimpel-Communications - ADR	11,500	341,320
		745,600

Total Common Stocks (Cost $5,661,251)		4,526,466

Domestic Bond Funds - 7.5%
iShares Lehman MBS Fixed-Rate Bond Fund	15,000	1,518,300
iShares Lehman US Treasury Inflation Protected Securities Fund	10,000	1,078,500
Total Domestic Bond Funds (Cost $2,550,094)		2,596,800

Domestic Index Funds - 27.1%
iShares Russell 1000 Growth Index Fund	60,000	3,314,400
PowerShares FTSE RAFI US 1000 Portfolio	36,000	1,753,560
PowerShares U.S. Dollar Index Bullish Fund	20,000	449,800
Rydex S&P 500 Pure Growth ETF	61,300	2,135,692
Ultra QQQ ProShares	13,000	953,550
Ultra S&P 500 ProShares	13,000	801,320
Total Domestic Index Funds (Cost $10,002,922)		9,408,322

International Index Funds - 26.0%
iShares MSCI Chile Investable Market Index Fund	14,000	639,380
iShares MSCI EAFE Growth Index Fund	30,000	2,118,600
iShares MSCI EAFE Index Fund	7,000	480,900
iShares MSCI Emerging Markets Index Fund	20,000	2,711,600
iShares MSCI Taiwan Index Fund	85,000	1,201,050
iShares S&P Global Financial Sector Index	5,500	328,350
Wisdomtree Japan SmallCap Dividend Fund	35,000	1,546,300
Total International Index Funds (Cost $9,891,946)		9,026,180

Money Market Fund - 2.3%
Wisconsin Corporate Central Credit Union	816,249	816,249
Total Money Market Fund (Cost $816,249)		816,249

Sector Funds - 24.4%
Energy - 13.5%
Oil Services HOLDRs Trust	10,000	2,220,100
SPDR S&P Oil and Gas Exploration and Production ETF	35,000	2,459,800
		4,679,900
Financials - 3.0%
PowerShares FTSE RAFI Financial Sector Portfolio	35,000	1,037,050

Health Care - 2.6%
PowerShares Dynamic Healthcare Sector Portfolio *	36,000	907,560

Technology - 5.3%
Technology Select Sector SPDR Fund	80,000	1,832,800

Total Sector Funds (Cost $8,142,610)		8,457,310

Total Investments - 100.4%		34,831,327
(Cost $37,065,072)

Liabilities in Excess of Other Assets - (0.4)%		(134,751)
TOTAL NET ASSETS - 100.0%		$34,696,576

ADR - American Depositary Receipt
* - Non Income Producing
† - Foreign Issued Security

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

Cost of investments	$ 37,065,072
Gross unrealized appreciation	1,446,816
Gross unrealized depreciation	(3,680,561)
Net unrealized depreciation	$ (2,233,745)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective September 29, 2007. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 34,015,078	$ -
Level 2 - Other significant observable inputs	816,249	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 34,831,327	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

VICE FUND
Portfolio of Investments
June 30, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 26.2%
The Boeing Co.	117,500	$7,722,100
General Dynamics Corp. (2)	67,500	5,683,500
Lockheed Martin Corp. (2)	77,000	7,596,820
Northrop Grumman Corp.	52,000	3,478,800
Raytheon Co.	131,000	7,372,680
Rockwell Collins, Inc.	46,500	2,230,140
Spirit AeroSystems Holdings Inc. - Class A *	245,000	4,699,100
		38,783,140
Alcoholic Beverages - 23.7%
Anheuser-Busch Companies, Inc.	25,000	1,553,000
Diageo plc, ADR	142,500	10,526,475
Heineken NV †	62,000	3,164,719
InBev NV †	75,000	5,205,152
Pernod Ricard SA †	70,000	7,191,328
SABMiller plc †	320,000	7,342,695
		34,983,369
Casinos, Gambling & Lotteries - 18.2%
International Game Technology	272,500	6,807,050
Las Vegas Sands Corp. *	90,000	4,269,600
MGM MIRAGE *	115,000	3,897,350
WMS Industries Inc. *	220,000	6,549,400
Wynn Resorts, Ltd.	65,000	5,287,750
		26,811,150
Tobacco - 30.4%
Altria Group, Inc.	287,500	5,911,000
British American Tobacco PLC., ADR	127,500	8,829,375
Imperial Tobacco Group plc, ADR	70,000	5,197,500
Lorillard, Inc.* (2)	151,500	10,477,740
Philip Morris International Inc. *	295,000	14,570,050
		44,985,665

TOTAL COMMON STOCKS (Cost $156,674,545)		145,563,324

SHORT TERM INVESTMENT - 0.0%
Variable Rate Demand Note(1) - 0.0%
Wisconsin Corporate Central Credit Union, 4.990%	464	464
TOTAL SHORT TERM INVESTMENT (Cost $464)		464

Total Investments - 98.5%		145,563,788
(Cost $156,675,009)

Other Assets in Excess of Liabilities - 1.5%		2,261,570
TOTAL NET ASSETS - 100.0%		$147,825,358
Percentages are stated as a percent of net assets.

(1) Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 2008.
(2) A portion of the investment is held by the borker as collateral for short sales activity. As of June 30, 2008, the segregated market value of collateral is $9,925,800.
* Non Income Producing
ADR - American Depositary Receipt
† - Foreign Issued Security

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

Cost of investments	$ 156,675,009
Proceeds from short sales	7,233,935
Gross unrealized appreciation	11,164,134
Gross unrealized depreciation	(21,936,150)
Net unrealized appreciation	$ (10,772,016)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

VICE FUND
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 3.9%
Aerospace & Defense - 0.5%
AAR CORP.	10,500	$142,065
BE Aerospace, Inc.	5,500	128,095
Goodrich Corp.	3,000	142,380
HEICO Corp.	4,500	146,430
TransDigm Group, Inc.	4,500	151,155
		710,125

Alcoholic Beverages - 1.9%
Constellation Brands, Inc. - Class A	80,000	1,588,800
Fortune Brands, Inc.	20,000	1,248,200
		2,837,000

Casinos, Gambling & Lotteries - 0.5%
Bally Technologies Inc.	20,000	676,000

Tobacco - 1.0%
UST, Inc.	28,500	1,556,385
TOTAL COMMON STOCKS (Proceeds $6,021,611)		5,779,510

INVESTMENT COMPANIES - 0.8%
Exchange-Traded Funds - 0.8%
Consumer Discretionary Select Sector SPDR Fund	12,500	356,000
iShares Dow Jones US Aerospace & Defense Index Fund	14,000	759,220
TOTAL INVESTMENT COMPANIES (Proceeds $1,212,324)		1,115,220

Total Securities Sold Short - 4.7%		$6,894,730
(Proceeds $7,233,935)

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective September 29, 2007. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 145,563,324	$ 339,205
Level 2 - Other significant observable inputs	464
Level 3 - Significant unobservable inputs
Total	$ 145,563,788	$ 339,205

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended June 30, 2008 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By /s/ Laurie Roberts
                            Laurie Roberts, President

Date  8-21-08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

USA MUTUALS

                By /s/ Laurie Roberts
                             Laurie Roberts, President and Treasurer

Date  8-21-08